Property and Equipment Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 62,064	¥ 402,035	¥ 278,986	¥ 141,286
Assets held under capital leases
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 9,937	¥ 64,371	¥ 22,302	¥ 18,820